LEASES - Cash paid for amounts included in the measurement of lease liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
LEASES
Operating cash flows from operating leases	¥ 34,590	$ 4,946	¥ 61,794	¥ 53,086
Operating cash flows from finance leases	198,292	28,355	36,655	23,054
Financing cash flows from finance leases	¥ 819,981	$ 117,256	¥ 137,656	¥ 13,308